PROPERTY, PLANT AND EQUIPMENT - Additional information on leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 42,847,264	R$ 34,115,327
Initial Adoption on 01.01.19		8,618,072
Additions	10,549,857	8,862,362
Subletting	(2,115)	(10,310)
Write-offs, net	(328,243)	(183,321)
Balance at end of the period	44,352,593	42,847,264
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	25,185,314	24,668,212
Initial Adoption on 01.01.19		91,836
Additions	78,021	114,517
Write-offs, net	(7,719)	(17,069)
Balance at end of the period	25,071,961	25,185,314
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	11,720,064	3,769,088
Initial Adoption on 01.01.19		8,526,236
Additions	4,517,747	1,790,185
Subletting	(2,115)	(10,310)
Write-offs, net	(306,219)	(139,857)
Balance at end of the period	13,539,403	11,720,064
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	827,053	836,107
Additions	195,449	258,854
Write-offs, net	(2,870)	(2,182)
Balance at end of the period	745,076	827,053
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	8,751,211	386,959
Initial Adoption on 01.01.19		8,618,072
Additions	4,461,277	1,803,941
Subletting	(2,115)	(10,310)
Depreciation and write-offs, net (IAS 17)	(47,037)	(56,451)
Depreciation (IFRS 16)	(2,178,602)	(1,882,950)
Write-offs, net	(4,902)	(2,098)
Cancellation of contracts	(289,023)	(105,952)
Balance at end of the period	10,690,809	8,751,211
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	346,306	186,554
Initial Adoption on 01.01.19		91,836
Additions	55,904	107,108
Depreciation and write-offs, net (IAS 17)	(13,540)	(13,540)
Depreciation (IFRS 16)	(30,159)	(25,652)
Cancellation of contracts	(420)
Balance at end of the period	358,091	346,306
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	8,401,685	189,455
Initial Adoption on 01.01.19		8,526,236
Additions	4,394,809	1,696,833
Subletting	(2,115)	(10,310)
Depreciation and write-offs, net (IAS 17)	(30,277)	(35,181)
Depreciation (IFRS 16)	(2,148,260)	(1,857,298)
Write-offs, net	(4,902)	(2,098)
Cancellation of contracts	(288,603)	(105,952)
Balance at end of the period	R$ 10,322,337	8,401,685
Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	20.00%
Balance at beginning of the period	R$ 3,220	10,950
Additions	10,564
Depreciation and write-offs, net (IAS 17)	(3,220)	(7,730)
Depreciation (IFRS 16)	(183)
Balance at end of the period	R$ 10,381	R$ 3,220
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)		2.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	5.00%
Minimum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	3.13%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)		66.67%
Maximum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	92.31%
Maximum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	92.31%